Quarterly Financial Data (Unaudited)	Nov. 18, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
N
OTE 26. QUARTERLY FINANCIAL DATA (UNAUDITED)
A summary of the Companies’ quarterly results of operations for the years ended December 31, 2018 and 2017 follows. Amounts reflect all adjustments necessary in the opinion of management for a fair statement of the results for the interim periods. Results for interim periods may fluctuate as a result of weather conditions, changes in rates and other factors.
Dominion Energy

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
(millions)
2018
Operating revenue	$3,466	$3,088	$3,451	$3,361
Income from operations	875	742	1,150	834
Net income including noncontrolling interests	526	478	883	662
Net income attributable to Dominion Energy	503	449	854	641

Basic EPS:
Net income attributable to Dominion Energy	0.77	0.69	1.31	0.97
Diluted EPS:
Net income attributable to Dominion Energy	0.77	0.69	1.30	0.97

Dividends declared per common share	0.835	0.835	0.835	0.835
2017
Operating revenue	$3,384	$2,813	$3,179	$3,210
Income from operations	1,079	753	1,152	953
Net income including noncontrolling interests	674	417	696	1,333
Net income attributable to Dominion Energy	632	390	665	1,312

Basic EPS:
Net income attributable to Dominion Energy	1.01	0.62	1.03	2.04
Diluted EPS:
Net income attributable to Dominion Energy	1.01	0.62	1.03	2.04

Dividends declared per common share	0.755	0.755	0.770	0.770
Dominion Energy’s 2018 results include the impact of the following significant items:
•	Fourth quarter results include $536 million of
after-tax
gains from the sale of certain merchant generation facilities and equity method investments partially offset by a $164 million after-tax
impairment charge for certain gathering and processing assets.
•	Second quarter results include an $89 million after-tax charge for disallowance of FERC-regulated plant.
•	First quarter results include a $160 million after-tax charge associated with Virginia legislation enacted in March 2018 that required one-time rate credits of certain amounts to utility customers.
Dominion Energy’s 2017 results include the impact of the following significant item:
•	Fourth quarter results include $
851
 million tax benefit resulting from the remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act, partially offset by $
96
 million of
after-tax
charges associated with our equity method investments in wind-powered generation facilities.
Virginia Power
Virginia Power’s quarterly results of operations were as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
(millions)
2018
Operating revenue	$1,748	$1,829	$2,232	$1,810
Income from operations	364	533	756	418
Net income	184	339	520	239

2017
Operating revenue	$1,831	$1,747	$2,154	$1,824
Income from operations	653	613	847	619
Net income	356	318	459	407

Virginia Power’s 2018 results include the im
p
act of the following significant item:
•	First quarter results include a $160 million after-tax charge associated with Virginia legislation enacted in March 2018 that required one-time rate credits of certain amounts to utility customers.

Virginia Power’s 2017 results include the impact of the following significant item:
•	Fourth quarter results include a $93 million tax benefit resulting from the remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act.

Dominion Energy Gas
Dominion Energy Gas’ quart
e
rly results of operations were as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
(millions)
2018
Operating revenue	$389	$508	$533	$566
Income from continuing operations	167	90	302	228
Net income including noncontrolling interest	213	129	242	72
Net income from continuing operations	157	84	209	182
Net income (loss) from discontinued operations	56	45	33	(110)
Net income attributable to Dominion Energy Gas	180	83	191	27

2017

Operating revenue	$404	$363	$351	$405
Income from continuing operations	147	97	166	142
Net income including noncontrolling interest	156	109	151	412
Net income from continuing operations	113	73	115	365
Net income from discontinued operations	44	36	36	47
Net income attributable to Dominion Energy Gas	119	78	119	387

Dominion Energy Gas’s 2018 results include the impact of the following significant items:
•	Fourth quarter results include a $165 million after-tax impairment charge for certain gathering and processing assets , included in discontinued operations .

•	Second quarter results include an $89 million after-tax charge for disallowance of FERC-regulated plant.

Dominion Energy Gas’s 2017 results include the impact of the following significant item:
•	Fourth quarter results include a $246 million tax benefit resulting from the remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act.